Document and Entity Information	Aug. 09, 2021
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001842718
Document Type	8-K
Document Period End Date	Aug. 09, 2021
Entity Registrant Name	INTEGRAL AD SCIENCE HOLDING CORP.
Entity Incorporation State Country Code	DE
Entity File Number	001-40557
Entity Tax Identification Number	83-0731995
Entity Address, Address Line One	95 Morton St.
Entity Address, Address Line Two	8th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10014
City Area Code	(646)
Local Phone Number	278-4871
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.001 par value
Trading Symbol	IAS
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false